FINANCIAL ASSETS AND LIABILITIES - Summary of Related Party Transactions (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of receivables and payables [line items]
Operating income	R$ 1,046,046	R$ 915,498	R$ 679,500
Purchase of products / inputs / services	(2,395,217)	(2,528,022)	(1,576,070)
Shared income (expenses)	(83,809)	(68,024)	(73,831)
Finance result		(198)	4,937
Total	(1,432,980)	(1,680,746)	(965,464)
Raizen [Member]
Disclosure of receivables and payables [line items]
Operating income	974,612	908,588	679,500
Purchase of products / inputs / services	(2,251,896)	(2,528,022)	(1,576,070)
Shared income (expenses)	(83,054)	(68,120)	(73,831)
Finance result		(106)	4,937
Elevacoes Portuarias S.A. [member]
Disclosure of receivables and payables [line items]
Operating income	15,434
Purchase of products / inputs / services	(16,536)
Shared income (expenses)	(753)
Vale SA [Member]
Disclosure of receivables and payables [line items]
Operating income	56,000
Purchase of products / inputs / services	(52,000)
Others [member]
Disclosure of receivables and payables [line items]
Operating income		6,910
Shared income (expenses)	(2)	96
Finance result		(92)
Terminal Maritimo do Guaruja S.A. [member]
Disclosure of receivables and payables [line items]
Purchase of products / inputs / services	R$ (74,785)